Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
Note 13: Leases

The Bank enters into operating lease agreements either as the lessee or the lessor, mostly for office and parking spaces as well as for small office equipment. The terms of the existing leases, including renewal options that are reasonably certain to be exercised, extend up to the year 2038. Certain lease payments will be adjusted during the related lease's term based on movements in the relevant consumer price index.

	Year ended
	December 31, 2023	December 31, 2022
Lease costs
Operating lease costs	7,673	7,576
Short-term lease costs	2,490	2,387
Sublease income	(1,126)	(1,197)
Total net lease cost	9,037	8,766
Operating lease income	1,200	1,012
Other information for the period
Right-of-use assets related to new operating lease liabilities	3,268	3,476
Operating cash flows from operating leases	7,808	7,630

	Year ended
Other information at end of period	December 31, 2023	December 31, 2022
Operating leases right-of-use assets (included in other assets on the balance sheets)	33,445	33,641
Operating lease liabilities (included in other liabilities on the balance sheets)	33,014	32,965
Weighted average remaining lease term for operating leases (in years)	9.52	9.24
Weighted average discount rate for operating leases	5.60%	5.40%

The following table summarizes the maturity analysis of the Bank's commitments for long-term leases as at December 31, 2023:
Year ending December 31	Operating Leases
2024	7,162
2025	4,961
2026	4,128
2027	3,719
2028	3,725
2029 & thereafter	18,382
Total commitments	42,077
Less: effect of discounting cash flows to their present value	(9,063)
Operating lease liabilities	33,014

Leases
Note 13: Leases

The Bank enters into operating lease agreements either as the lessee or the lessor, mostly for office and parking spaces as well as for small office equipment. The terms of the existing leases, including renewal options that are reasonably certain to be exercised, extend up to the year 2038. Certain lease payments will be adjusted during the related lease's term based on movements in the relevant consumer price index.

	Year ended
	December 31, 2023	December 31, 2022
Lease costs
Operating lease costs	7,673	7,576
Short-term lease costs	2,490	2,387
Sublease income	(1,126)	(1,197)
Total net lease cost	9,037	8,766
Operating lease income	1,200	1,012
Other information for the period
Right-of-use assets related to new operating lease liabilities	3,268	3,476
Operating cash flows from operating leases	7,808	7,630

	Year ended
Other information at end of period	December 31, 2023	December 31, 2022
Operating leases right-of-use assets (included in other assets on the balance sheets)	33,445	33,641
Operating lease liabilities (included in other liabilities on the balance sheets)	33,014	32,965
Weighted average remaining lease term for operating leases (in years)	9.52	9.24
Weighted average discount rate for operating leases	5.60%	5.40%

The following table summarizes the maturity analysis of the Bank's commitments for long-term leases as at December 31, 2023:
Year ending December 31	Operating Leases
2024	7,162
2025	4,961
2026	4,128
2027	3,719
2028	3,725
2029 & thereafter	18,382
Total commitments	42,077
Less: effect of discounting cash flows to their present value	(9,063)
Operating lease liabilities	33,014